Property, Plant and Equipment - Schedule of Expenses Related to Leases Not Included in the Measurement of the Lease Liabilities (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Expense relating to short-term leases	¥ 4,458	¥ 4,802	¥ 5,772
Expense relating to leases of low-value assets that are not short-term leases expenses	1,304	1,250	1,560
Expense relating to variable lease payments	4,006	6,315	8,172
Total expenses not included in lease liabilities	¥ 9,768	¥ 12,367	¥ 15,504